UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number    811-09581
                                                -------------------------

                              UBS Aspen Fund L.L.C.
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
        -----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


SHARES                                                                                       MARKET VALUE
-----------------------------------------------------------------------------------------------------------
                    UNITED STATES OF AMERICA
                    ------------------------
                    INVESTMENTS IN SECURITIES (120.85%)
                    -----------------------------------
                    COMMON STOCK (114.57%)
                    ----------------------
                    ADVERTISING SERVICES (0.65%)
            3,443   Getty Images, Inc. *                                                   $     190,398
                                                                                           ----------------
                    AIRLINES (0.18%)
            7,296   AMR Corp. *                                                                   53,480
                                                                                           ----------------
                    APPLICATIONS SOFTWARE (4.30%)
           35,322   Microsoft Corp. (a)                                                          976,653
           36,306   Siebel Systems, Inc. *                                                       273,747
            1,540   The SCO Group, Inc. *                                                          5,914
                                                                                           ----------------
                                                                                               1,256,314
                                                                                           ----------------
                    BROADCAST SERVICES/PROGRAMMING (7.55%)
          220,802   Liberty Media Corp. - Class A *, (a)                                       1,925,393
           37,966   UnitedGlobalCom, Inc., Class A *                                             283,606
                                                                                           ----------------
                                                                                               2,208,999
                                                                                           ----------------
                    CABLE TELEVISION (6.09%)
              769   Cox Communications, Inc., Class A *                                           25,477
           44,391   DIRECTV Group, Inc. *, (a)                                                   780,838
           16,337   EchoStar Communications Corp., Class A *                                     508,407
           13,941   Liberty Media International, Inc., Class A *, (a)                            465,100
                                                                                           ----------------
                                                                                               1,779,822
                                                                                           ----------------
                    CASINO HOTELS (7.39%)
           23,638   MGM Mirage *, (a)                                                          1,173,627
           19,073   Wynn Resorts, Ltd. *, (a)                                                    985,883
                                                                                           ----------------
                                                                                               2,159,510
                                                                                           ----------------
                    CASINO SERVICES (4.04%)
           32,824   International Game Technology                                              1,180,023
                                                                                           ----------------
                    COMPUTERS (1.89%)
            3,494   Dell Inc. *                                                                  124,386
            5,600   Research In Motion, Ltd. *                                                   427,504
                                                                                           ----------------
                                                                                                 551,890
                                                                                           ----------------
                    DATA PROCESSING/MANAGEMENT (2.25%)
           15,141   First Data Corp. (a)                                                         658,633
                                                                                           ----------------
                    E-COMMERCE/PRODUCTS (0.75%)
            6,541   Blue Nile, Inc. *                                                            220,301
                                                                                           ----------------
                    E-COMMERCE/SERVICES (8.63%)
           12,257   eBay, Inc. *                                                               1,126,909
           22,594   HomeStore, Inc. *                                                             52,192

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


SHARES                                                                                       MARKET VALUE
-----------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    E-COMMERCE/SERVICES (CONTINUED)
           61,097   IAC/InterActiveCorp *, (a)                                             $   1,345,356
                                                                                           ----------------
                                                                                               2,524,457
                                                                                           ----------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.85%)
           27,032   Intel Corp.                                                                  542,262
                                                                                           ----------------
                    ENTERPRISE SOFTWARE/SERVICES (1.79%)
           29,365   Oracle Corp. *                                                               331,237
            9,669   PeopleSoft, Inc. *                                                           191,930
                                                                                           ----------------
                                                                                                 523,167
                                                                                           ----------------
                    ENTERTAINMENT SOFTWARE (3.40%)
           19,490   Activision, Inc. *                                                           270,326
           15,745   Electronic Arts, Inc. *                                                      724,113
                                                                                           ----------------
                                                                                                 994,439
                                                                                           ----------------
                    FINANCE - CREDIT CARD (1.78%)
           10,118   American Express Co. (a)                                                     520,672
                                                                                           ----------------
                    FINANCE - INVESTMENT BANKER/BROKER (2.59%)
           14,126   JPMorgan Chase & Co.                                                         561,226
           21,227   The Charles Schwab Corp.                                                     195,076
                                                                                           ----------------
                                                                                                 756,302
                                                                                           ----------------
                    INTERNET SECURITY (2.94%)
           43,257   VeriSign, Inc. *, (a)                                                        859,949
                                                                                           ----------------
                    MEDICAL - BIOMEDICAL/GENETICS (3.25%)
           18,106   Genentech, Inc. *, (a)                                                       949,116
                                                                                           ----------------
                    MEDICAL - DRUGS (1.79%)
            5,080   Roche Holding AG - Genusschein - (Switzerland) **                            524,802
                                                                                           ----------------
                    MEDICAL - GENERIC DRUGS (0.31%)
            5,049   Mylan Laboratories, Inc.                                                      90,882
                                                                                           ----------------
                    MULTIMEDIA (7.37%)
           50,467   Gemstar-TV Guide International, Inc. *                                       285,139
           22,920   The News Corp., Ltd. - ADR (a)                                               753,380
            2,682   The Walt Disney Co.                                                           60,479
           65,416   Time Warner, Inc. *, (a)                                                   1,055,814
                                                                                           ----------------
                                                                                               2,154,812
                                                                                           ----------------
                    NETWORKING PRODUCTS (4.31%)
           48,141   Cisco Systems, Inc. *                                                        871,352
           16,475   Juniper Networks, Inc. *                                                     388,810
                                                                                           ----------------
                                                                                               1,260,162
                                                                                           ----------------

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


SHARES                                                                                       MARKET VALUE
-----------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    PHARMACY SERVICES (2.26%)
           20,595   Caremark Rx, Inc. *, (a)                                               $     660,482
                                                                                           ----------------
                    PHOTO EQUIPMENT & SUPPLIES (1.59%)
           14,425   Eastman Kodak Co.                                                            464,773
                                                                                           ----------------
                    REITS - DIVERSIFIED (1.07%)
            5,014   Vornado Realty Trust                                                         314,278
                                                                                           ----------------
                    REITS - HOTEL (2.26%)
           47,131   Host Marriott Corp.                                                          661,248
                                                                                           ----------------
                    REITS - REGIONAL MALLS (0.52%)
            4,923   General Growth Properties, Inc.                                              152,613
                                                                                           ----------------
                    RETAIL - BEDDING (1.28%)
           10,123   Bed Bath & Beyond, Inc. *                                                    375,665
                                                                                           ----------------
                    RETAIL -  BUILDING PRODUCTS (1.73%)
           12,899   The Home Depot, Inc.                                                         505,641
                                                                                           ----------------
                    RETAIL - DISCOUNT (2.80%)
           19,688   Costco Wholesale Corp. (a)                                                   817,249
                                                                                           ----------------
                    RETAIL - RESTAURANTS (4.02%)
           28,238   McDonald's Corp. (a)                                                         791,511
            8,445   Starbucks Corp. *                                                            383,910
                                                                                           ----------------
                                                                                               1,175,421
                                                                                           ----------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (1.17%)
            8,800   Analog Devices, Inc.                                                         341,264
                                                                                           ----------------
                    SEMICONDUCTOR EQUIPMENT (1.09%)
           19,394   Applied Materials, Inc. *                                                    319,807
                                                                                           ----------------
                    TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS (1.84%)
           48,437   Corning, Inc. *                                                              536,682
                                                                                           ----------------
                    WEB PORTALS/ISP (10.82%)
            2,284   Google, Inc. *                                                               296,006
           84,547   Yahoo!, Inc. *, (a)                                                        2,866,989
                                                                                           ----------------
                                                                                               3,162,995
                                                                                           ----------------
                    WIRELESS EQUIPMENT (7.02%)
           52,572   QUALCOMM, Inc. (a)                                                         2,052,411
                                                                                           ----------------
                    TOTAL COMMON STOCK (Cost $32,993,717)                                     33,500,921
                                                                                           ----------------
                    IPO COMMON STOCK (1.70%)
                    ------------------------
                    WEB PORTALS/ISP (1.70%)
            3,826   Google, Inc.                                                                 495,850
                                                                                           ----------------
                    TOTAL IPO COMMON STOCK (Cost $325,210)                                       495,850
                                                                                           ----------------

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004

SHARES                                                                                       MARKET VALUE
-----------------------------------------------------------------------------------------------------------
                    PREFERRED STOCKS (2.80%)
                    ------------------------
                    MULTIMEDIA (2.80%)
           26,180   The News Corp., Ltd. - ADR                                             $     820,219
                                                                                           ----------------
                    TOTAL PREFERRED STOCKS (Cost $799,969)                                       820,219
                                                                                           ----------------
   NUMBER OF
   CONTRACTS
-----------------
                    CALL OPTIONS (0.92%)
                    --------------------
                    CABLE TELEVISION (0.30%)
              232   Cox Communications, Inc., 10/16/04, $30 *                                     71,920
               25   Echostar Communications Corporation, 10/16/04, $25 *                          14,750
                                                                                           ----------------
                                                                                                  86,670
                                                                                           ----------------
                    ENTERPRISE SOFTWARE/SERVICES (0.45%)
              277   Peoplesoft, Inc., 10/16/04, $15 *                                            132,960
                                                                                           ----------------
                    RETAIL -  BUILDING PRODUCTS (0.08%)
               50   The Home Depot, Inc., 10/16/04, $35 *                                         22,500
                                                                                           ----------------
                    RETAIL - DISCOUNT (0.09%)
               25   Wal-Mart Stores, Inc., 10/16/04, $45 *                                        20,250
               25   Wal-Mart Stores, Inc., 10/16/04, $50 *                                         7,750
                                                                                           ----------------
                                                                                                  28,000
                                                                                           ----------------
                    TOTAL CALL OPTIONS (Cost $281,760)                                           270,130
                                                                                           ----------------
                    PUT OPTIONS (0.86%)
                    -------------------
                    FINANCE - MORTGAGE LOAN/BANKER (0.74%)
              150   Fannie Mae, 10/16/04, $70 *                                                   99,000
              100   Fannie Mae, 10/16/04, $75 *                                                  117,000
                                                                                           ----------------
                                                                                                 216,000
                                                                                           ----------------
                    FOOD - RETAIL (0.04%)
               25   The Kroger Co., 10/16/04, $20 *                                               10,750
                                                                                           ----------------
                    MEDICAL - DRUGS (0.08%)
              100   Merck & Co. Inc., 10/16/04, $35 *                                             24,000
                                                                                           ----------------
                    TOTAL PUT OPTIONS (Cost $212,173)                                            250,750
                                                                                           ----------------
                    INVESTMENTS IN SECURITIES (Cost $34,287,619)                              35,337,870
                                                                                           ----------------
     SHARES
-----------------
                    SECURITIES SOLD, NOT YET PURCHASED ((25.55)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((25.55)%)
                    -----------------------------------------------
                    FOOD - RETAIL ((0.75)%)
           (4,325)  Albertson's, Inc. *                                                         (103,497)
           (4,325)  Safeway, Inc. *                                                              (83,516)

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


SHARES                                                                                       MARKET VALUE
-----------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    FOOD - RETAIL (CONTINUED)
           (2,163)  The Kroger Co. *                                                       $     (33,570)
                                                                                           ----------------
                                                                                                (220,583)
                                                                                           ----------------
                    STOCK INDEX ((24.80)%)
          (64,875)  Standard & Poor's Depositary Receipts *                                   (7,250,430)
                                                                                           ----------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(7,443,437))            (7,471,013)
                                                                                           ----------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(7,443,437))                (7,471,013)
                                                                                           ----------------
          TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET
          PURCHASED -- 95.30%                                                                 27,866,857
                                                                                           ----------------
          OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 4.70%                                 1,374,052
                                                                                           ----------------
          TOTAL NET ASSETS -- 100.00%                                                      $  29,240,909
                                                                                           ================

 *   Non-income producing security
 **  Foreign Security
 (a) Partially or wholly held ($12,907,046 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased, options and margin loan. The market values on securities pledged for securities sold, not yet purchased, options and margin loan are $7,471,013, $520,880 and $2,641,558, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    UBS Aspen Fund L.L.C.
            -----------------------------------------------------------------


By (Signature and Title)*  /s/ Mitchell Tanzman
                         ----------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date  November 18, 2004
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         ----------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date  November 18, 2004
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mitchell Tanzman
                         ----------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date  November 18, 2004
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         ----------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date  November 18, 2004
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         ----------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date  November 18, 2004
    -------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.